Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Preferred Shares [Member]	Common Shares [Member]	Accumulated Earnings [Member]	Accumulated Earnings [Member] Cumulative Effect Period Of Adoption Adjustment [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Cumulative Effect Period Of Adoption Adjustment [Member]
Beginning balance at Dec. 31, 2017	$ 184,461,000	$ 17,358,000	$ 153,810,000	$ 31,652,000	$ 278,000	$ (17,235,000)	$ (1,124,000)	$ (278,000)
Beginning balance, shares at Dec. 31, 2017		18,760	10,198,475
Net income	14,139,000			14,139,000
Other comprehensive income (loss)	(50,000)						(50,000)
Conversion of Series B preferred shares to common shares		$ (7,994,000)	$ 7,994,000
Conversion of Series B preferred shares to common shares, shares		(8,640)	1,104,735
UCB acquisition	104,669,000		$ 104,669,000
UCB acquisition, shares			4,277,430
Stock-based compensation	428,000		$ 428,000
Stock-based compensation, shares			22,859
Common share dividends ($0.32, $0.42, and $0.44 per share for the year 2018, 2019 and 2020 respectively)	(3,790,000)			(3,790,000)
Preferred share dividends ($65.00 per share)	(959,000)			(959,000)
Ending balance at Dec. 31, 2018	298,898,000	$ 9,364,000	$ 266,901,000	41,320,000		(17,235,000)	(1,452,000)
Ending balance, shares at Dec. 31, 2018		10,120	15,603,499
Net income	33,878,000			33,878,000
Other comprehensive income (loss)	8,326,000						8,326,000
Conversion of Series B preferred shares to common shares	(404,000)	$ (9,364,000)	$ 8,990,000	(30,000)
Conversion of Series B preferred shares to common shares, shares		(10,120)	1,242,683
Stock-based compensation	531,000		$ 531,000
Stock-based compensation, shares			29,560
Common share dividends ($0.32, $0.42, and $0.44 per share for the year 2018, 2019 and 2020 respectively)	(6,547,000)			(6,547,000)
Preferred share dividends ($65.00 per share)	(647,000)			(647,000)
Purchase of treasury stock	(3,909,000)					(3,909,000)
Purchase of treasury stock, shares			(188,200)
Ending balance at Dec. 31, 2019	330,126,000		$ 276,422,000	67,974,000		(21,144,000)	6,874,000
Ending balance, shares at Dec. 31, 2019			16,687,542
Net income	32,192,000			32,192,000
Other comprehensive income (loss)	7,745,000						7,745,000
Stock-based compensation	617,000		$ 617,000
Stock-based compensation, shares			41,245
Common share dividends ($0.32, $0.42, and $0.44 per share for the year 2018, 2019 and 2020 respectively)	(7,118,000)			(7,118,000)
Purchase of treasury stock	(13,454,000)					(13,454,000)
Purchase of treasury stock, shares			(830,755)
Ending balance at Dec. 31, 2020	$ 350,108,000		$ 277,039,000	$ 93,048,000		$ (34,598,000)	$ 14,619,000
Ending balance, shares at Dec. 31, 2020			15,898,032